SCHEDULE II VALUATION AND QUALIFYING ACCOUNTS AND ALLOWANCE (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Allowance for credit losses
Changes in valuation and qualifying accounts
Balance at beginning of period	$ 1,353	$ 2,682	$ 6,631
Charged (credited) to costs and expenses	(39)	(1,315)	(3,465)
(Deductions) Adjustments	(48)	(14)	(484)
Balance at end of period	1,266	1,353	2,682
Tax valuation allowance
Changes in valuation and qualifying accounts
Balance at beginning of period	187,291	190,198	190,334
Charged (credited) to costs and expenses	(2,203)	(2,369)	1,394
Credited to other accounts	(1,147)	(538)	(1,530)
Balance at end of period	$ 183,941	$ 187,291	$ 190,198